Financial Instruments and Related Risk Management - Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	$ 671	$ 2,314	$ 116
Investments at FVTOCI (Note 17)	161	186
Notes and debentures	502	995
Long-term debt	8,553	7,579
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	671	2,314
Derivative instrument assets	5	5
Investments at FVTOCI (Note 17)	161	186
Recurring fair value measurement [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(33)	(71)
Marketable Securities [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	193	97
Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(494)	(995)
Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(8)
Fixed and floating rate debt		(8)
Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Long-term debt	(8,528)
Fixed and floating rate debt		(7,569)
Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Long-term debt	(25)
Fixed and floating rate debt		(22)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	0	0
Derivative instrument assets	0	0
Investments at FVTOCI (Note 17)	161	186
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	27	12
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(1,726)	(1,004)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	0	0
Level 2 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents		2,314
Derivative instrument assets	5	5
Investments at FVTOCI (Note 17)	0	0
Level 2 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(33)	(71)
Level 2 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities		85
Level 2 of fair value hierarchy [Member] | Marketable Securities [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	166
Level 2 of fair value hierarchy [Member] | Financial assets at amortised cost, class [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	671
Level 2 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(503)	(1,009)
Level 2 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	(8)	(8)
Level 2 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(7,440)	(6,177)
Level 2 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	$ (25)	$ (22)